Expense Example {- Utilities Portfolio} - 02.28 Select Portfolios: Group 10 Utilities Sector PRO-09 - Utilities Portfolio - Utilities Portfolio-Default	Apr. 29, 2021 USD ($)
Expense Example:
1 year	$ 78
3 years	243
5 years	422
10 years	$ 942